Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2023
Schedule of related party transactions Management compensation
	2023	2022
Salaries, bonus and other benefits	764	310
Share based compensation	1,089	2,757
	1,853	3,067

Schedule of related party transactions Personal Guarantees
	September 30, 2023		September 30, 2022
	USD	CDN	USD	CDN
Shareholder guaranteed loan (Dec. 2017)	$-	$-	$364	$500
Shareholder guaranteed loan (June 2019)	-	-	218	$300
	$-	$-	$582	$800

Schedule of accrued interest
	September 30,		September 30,
	2023		2022
Promissory Note (note 11(b))	$1,026	(i)	$4,363	(ii)